Preferred Equity - Additional Information (Details) - USD ($)						6 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 04, 2025	May 02, 2023	May 01, 2023	Jan. 30, 2023	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Jan. 15, 2021
Class of Stock [Line Items]
Preferred units and unpaid preferred distributions			$ 15,000,000
Preferred Stock, par value	$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000					200,000,000	200,000,000		200,000,000	200,000,000
Loan to value leverage ratio				60
Investor request amout after first anniversary of share issuance				$ 15,000,000
Preferred Stock, shares outstanding	0					0	0		0
Series A Cumulative Redeemable Preferred Units
Class of Stock [Line Items]
Issuance of preferred units					600,000
Percentage of preferred units distribution rate, until second anniversary date of issuance					7.00%
Percentage of preferred units distribution rate, until third anniversary date of issuance					8.00%
Percentage of preferred units distribution rate until fourth anniversary date of issuance					9.00%
Percentage of preferred units distribution rate, thereafter					10.00%
Preferred units and unpaid preferred distributions			$ 15
Series A Cumulative Redeemable Preferred Units | Preferred Investor [Member]
Class of Stock [Line Items]
Preferred units, liquidation preference					$ 25
Capital contribution to operating partnership					$ 15,000,000
Payment of preferred investor investment fees					$ 150,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, par value				$ 1,000
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate if not redeemed, Percentage				11.00%
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate if not redeemed, Percentage				0.75%
Series B Convertible Preferred Units [Member]
Class of Stock [Line Items]
Preferred stock voting right description						In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60% loan-to-value, (ii) entering into certain transactions with our Chief Executive Officer as of the date of the Purchase Agreement, or any entities in which such person has a controlling interest (excluding certain self-storage real estate programs sponsored by our sponsor or us), (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related, (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of the our revenues for our last fiscal year and	In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series B Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60% loan-to-value, (ii) entering into certain transactions with our Chief Executive Officer as of the date of the Purchase Agreement, or any entities in which such person has a controlling interest (excluding certain self-storage real estate programs sponsored by our sponsor or us), (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related, (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of the our revenues for our last fiscal year and (v) permitting any individual other than H. Michael Schwartz to (A) serve as our Chairman or any similar role or (B) otherwise perform any of the duties typically performed by Mr. Schwartz in his capacity as Chairman as of the date of the Series B Purchase Agreement.
Convertible preferred stock distribution rate				8.35%
Convertible preferred stock distribution rate yearly increase				0.75%
Convertible preferred stock distribution rate maximum yearly increase rate until year ten				11.00%
Convertible preferred stock distribution rate yearly increase rate after year ten				0.75%
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Gross proceeds from issuance of common stock (in shares)				150,000,000
Investment fee paid to investor percentage				0.50%
Preferred Stock, shares authorized				150,000
Dividend rate percentage				8.35%
Conversion value limitation premium				$ 40,000,000
Shares issued or outstanding if converted value limited equal to premium				150,000
Preferred Stock, Convertible, Conversion Price				$ 11
Loan to value leverage ratio				60
Preferred Stock, shares outstanding	150,000					150,000	150,000		150,000
Aggregate liquidation preference	$ 153,100,000					$ 153,100,000	$ 153,100,000		$ 153,100,000
Aggregate liquidation preference from initial closing	150,000,000					150,000,000	150,000,000		150,000,000
Accumulated and unpaid distributions	$ 3,100,000					$ 3,100,000	$ 3,100,000		$ 3,100,000
Series D Cumulative Redeemable Preferred Units [Member]
Class of Stock [Line Items]
Issuance of preferred units		1,000,000
Preferred units, liquidation preference		$ 25
Convertible preferred stock distribution rate second year		6.00%
Convertible preferred stock distribution rate third year		7.00%
Convertible preferred stock distribution rate fourth year		8.00%
Convertible preferred stock distribution rate thereafter		9.00%
Gross proceeds from issuance of common stock (in shares)	1,400,000
Preferred Stock, par value		$ 25
Preferred Stock, shares authorized		1,400,000
Preferred Stock, shares outstanding	1,400,000					1,400,000	1,400,000
Aggregate liquidation preference	$ 35,200,000	$ 25				$ 36,200,000	$ 35,200,000
Optional repurchase event period		90 days
Aggregate liquidation preference from initial closing	35,000,000					35,000,000	35,000,000
Accumulated and unpaid distributions	200,000					$ 1,200,000	$ 200,000
Series D Cumulative Redeemable Preferred Units [Member] | Maximum [Member]
Class of Stock [Line Items]
Consideration	$ 35,000,000	$ 35,000,000
Series D Cumulative Redeemable Preferred Units [Member] | Preferred Investor [Member]
Class of Stock [Line Items]
Payment of preferred investor investment fees		$ 350,000
Series E Preferred Offering [Member]
Class of Stock [Line Items]
Gross proceeds from issuance of common stock (in shares)						98,000
Preferred Stock, par value								$ 0.001
Preferred stock offering price								$ 10
Dividend rate percentage						8.00%	8.00%
Preferred Stock, shares outstanding	0						0
Aggregate liquidation preference	$ 10					$ 10	$ 10
Redemption percentage						100.00%	100.00%
Preferred Stock, Voting Rights						The holders of Series E Preferred Stock are not entitled to vote on any matter submitted to a vote of our stockholders.	The holders of Series E Preferred Stock are not entitled to vote on any matter submitted to a vote of our stockholders.
Series E Preferred Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of redemption fee range						0.00%	0.00%
Redemption percentage						5.00%	5.00%
Preferred stock, value authorized								$ 75,000,000
Preferred stock, value authorized expandable								$ 100,000,000
Series E Preferred Offering [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of redemption fee range						10.00%	10.00%
Series E Preferred Units [Member]
Class of Stock [Line Items]
Aggregate liquidation preference	$ 10					$ 10	$ 10
Cumulative cash distributions annual rate						8.00%	8.00%
Series E Preferred Stock
Class of Stock [Line Items]
Preferred Stock, shares outstanding						100,000
Aggregate liquidation preference						$ 1,000,000
Aggregate liquidation preference from initial closing						1,000,000
Accumulated and unpaid distributions						$ 6,000